BUSINESS COMBINATION AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of reconciles elements of business combination to cash flows
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows for the year ended December 31, 2021:

Recapitalization
Cash - Empower’s trust and cash (net of redemptions of $99,353 and transaction costs of $44,314)	$107,017
Cash - Forward Purchase Agreement	50,000
Cash - PIPE Financing	240,000

Net cash provided by Business Combination and PIPE Financing	397,017
Less: cash consideration paid to Holley Stockholder	(264,718)

Net contributions from Business Combination and PIPE Financing	$132,299

Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$122
Accounts receivable	618
Inventory	3,975
Property, plant and equipment	2,274
Other assets	23
Tradenames	2,608
Customer relationships	2,450
Goodwill	8,087
Accounts payable	(343)
Accrued liabilities	(129)

$19,685

Summary of pro forma information
The following table presents the supplemental and unaudited pro forma results as if Range, Drake, Simpson and Detroit Speed had been acquired as of January 1, 2019:

	For the years ended
	December 31, 2020	December 31, 2019
Pro forma net sales	$584,270	$461,418
Pro forma net income (loss)	37,304	(8,799)

Baer, Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Accounts receivable	$627
Inventory	1,813
Property, plant and equipment	695
Other assets	76
Tradenames	4,630
Customer relationships	6,075
Goodwill	8,363
Accounts payable	(81)
Accrued liabilities	(28)

$22,170

Brothers Mail Order Industries, Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Accounts receivable	$22
Inventory	1,682
Property, plant and equipment	20
Other assets	13
Tradenames	4,975
Goodwill	19,561
Accounts payable	(34)
Accrued liabilities	(403)

$25,836

Advance Engine Management Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed	The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	April 14, 2021 (as initially reported)	Measurement Period Adjustments	April 14, 2021 (as adjusted)
Accounts receivable	$3,454	$(61)	$3,393
Inventory	3,892	—	3,892
Property, plant and equipment	1,342	—	1,342
Other assets	493	(91)	402
Tradenames	10,760	—	10,760
Customer relationships	14,640	—	14,640
Patents	1,970	—	1,970
Technology intangibles	110	—	110
Goodwill	17,426	(420)	17,006
Accounts payable	(2,032)	110	(1,922)
Accrued liabilities	(489)	139	(350)

	$51,566	$(323)	$51,243

Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

Simpson Performance Products, Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed	The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$7,715	$—	$7,715
Accounts receivable	3,894	—	3,894
Inventory	19,265	(770)	18,495
Property, plant and equipment	5,952	—	5,952
Other assets	1,613	—	1,613
Tradenames	23,980	—	23,980
Customer relationships	28,770	—	28,770
Patents	2,720	—	2,720
Goodwill	51,305	(893)	50,412
Accounts payable	(2,483)	—	(2,483)
Accrued liabilities	(7,787)	361	(7,426)
Deferred tax liability	(12,993)	1,375	(11,618)
Debt	(4,615)	—	(4,615)

	$117,336	$73	$117,409

Detroit Speed, Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$1,784	$—	$1,784
Accounts receivable	418	—	418
Inventory	3,478	(324)	3,154
Property, plant and equipment	3,040	—	3,040
Other assets	215	—	215
Tradenames	1,127	—	1,127
Customer relationships	560	—	560
Goodwill	2,636	159	2,795
Accounts payable	(668)	—	(668)
Accrued liabilities	(1,019)	500	(519)
Deferred tax liability	(274)	—	(274)

	$11,297	$335	$11,632

Range Technologies Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$218
Accounts receivable	94
Inventory	231
Property, plant and equipment	7
Other assets	60
Tradename	510
Technology intangible	5,695
Goodwill	2,072
Accounts payable	(64)
Accrued liabilities	(4)
Deferred tax liability	(1,580)

$7,239

Baer, Brothers, AEM, Drake, Simpson and Detroit Speed [Member]
Business Acquisition [Line Items]
Summary of pro forma information
The following table provides the unaudited consolidated pro forma results for the periods presented as if Baer, Brothers, AEM, Drake, Simpson, and Detroit Speed had been acquired as of January 1, 2020.

	For the years ended
	December 31, 2021	December 31, 2020
Pro forma net sales	$727,369	$631,560
Pro forma net income (loss)	(8,464)	31,435